LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2022
Lessee Disclosure [Abstract]
Weighted average remaining lease term	3 years 1 month 28 days
Weighted average discount (annual) rate	5.52%